Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2021
Intangible Assets and Goodwill
Intangible Assets and Goodwill

13      Intangible Assets and Goodwill

The cost, weighted average amortization rates and accumulated amortization of intangible assets and goodwill comprise the following amounts:

		December 31, 2021			December 31, 2020
	Weighted average amortization rate	Cost	Accumulated amortization	Net Book value	Cost	Accumulated amortization	Net Book value
Software	15%	247,325	(151,281)	96,045	204,213	(120,798)	83,414
Customer Portfolio	8%	1,197,381	(275,276)	922,105	1,113,792	(184,934)	928,858
Trademarks	5%	631,935	(85,658)	546,277	631,935	(58,349)	573,586
Trade Agreement	8%	247,622	(4,127)	243,495	-	-	-
Platform content production	33%	73,877	(49,583)	24,294	53,069	(29,248)	23,821
Other Intangible assets	33%	39,421	(32,140)	7,281	38,283	(32,040)	6,243
In progress	-	3,991	-	3,991	999	-	999
Goodwill	-	3,694,879	-	3,694,879	3,307,805	-	3,307,805
		6,136,432	(598,065)	5,538,367	5,350,096	(425,369)	4,924,726

Changes in intangible assets and goodwill were as follows:

	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production (i)	Other Intangible assets	In progress	Goodwill (ii)	Total
As of December 31, 2020	83,414	928,858	573,586	-	23,821	6,243	999	3,307,805	4,924,726
Additions	25,560	-	-	-	20,808	39	9,509	-	55,916
Additions through business combinations	11,036	83,589	-	247,622	-	1,099	-	387,074	730,419
Amortization	(30,482)	(90,342)	(27,309)	(4,127)	(20,335)	(100)	-	-	(172,695)
Transfers	6,517	-	-	-	-	-	(6,517)	-	-
As of December 31, 2021	96,045	922,105	546,277	243,495	24,294	7,281	3,991	3,694,879	5,538,367

(i)	Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include “Plurall Digital Transformation” in the amount of approximately R$ 20,808 million, and project related to learning systems, in the amount of R$ 9,509 million.
(ii)	The Company recognized R$ 387,074 as goodwill on SEL, Redação Nota 1000, EMME and De Gouges acquisition, see Note 5.

Covid 19 Impacts

The Company opted to maintain investments in strategic projects and those related to improving the provision of services, given that they are considered essential for long-term growth, and partially reduced investments related to non-strategic projects or administrative area, such as IT projects or improvement in performance indicator reports. The Company will continue to evaluate COVID impacts on its business and cash flow and may postpone its plans to expand through significant acquisitions or investments.

	Software	Customer Portfolio	Trademarks	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2019	76,325	1,010,722	584,035	9,426	4,563	14,051	3,286,263	4,985,385
Additions	11,813	-	-	24,189	603	6,188	-	42,793
Additions through business combinations	-	4,625	16,060	-	1,340	-	21,542	43,567
Disposals	(77)	-	-	-	(87)	-	-	(164)
Amortization	(23,861)	(86,517)	(26,506)	(9,794)	(176)	-	-	(146,854)
Transfers	19,215	28	(3)	-	-	(19,240)	-	-
As of December 31, 2020	83,414	928,858	573,586	23,821	6,243	999	3,307,805	4,924,726
(i)	Goodwill impairment test

The Company performed its annual impairment test in 2021 and 2020 The Company also carried out a sensitivity analysis in the long-term model and cash flows. The conclusion of these tests conducted by the Company for the year ended December 31, 2021 and 2020, showed that no adjustments were required to these assets.

The Company is comprised of two separate CGUs (each one of its reportable operating segments, as per Note 27), for which the recoverable amount has been determined based on value-in-use calculations, Goodwill is allocated to each CGU as shown below:

Content & EdTech Platform	3,674,036
Digital Platform	20,843
3,694,879

The recoverable amount of a CGU has been determined based on value-in-use calculations. These calculations use pre-income tax and social contribution cash flow projections based on financial budget approved by management covering a period of eight years. Cash Flows beyond that period are extrapolated using growth rates. The growth rate does not exceed the long-term average growth rate for the business that CGU operates.

For each of the CGUs, the key assumptions, long-term growth rate and discount rate used in the value-in-use calculations are stated in the table below. In addition, the recoverable amount is also disclosed in the table. The key assumptions used for value-in-use calculations as of December 31, 2021 and 2020 are as follows:

		2021
	Content and EdTech Platform	Digital Platform
Growth rate - %	14.4%	9.7%
Discount rate - %	10.81%	10.81%
Growth rate (%) in perpetuity	5.8%	5.8%
Years projected	8	8
		2020
	Content and EdTech Platform	Digital Platform
Growth rate - %	15.4%	34.2%
Discount rate - %	10.22%	10.22%
Growth rate (%) in perpetuity	7.1%	7.1%
Years projected	8	8

Growth rate is based on assumptions defined by the Company’s management, underpinned by business performance compared with other competitors and based on internal measures (new initiatives and services provided) taken into consideration. The discount rate is determined by individual WACC (weighted average working capital), net of income taxes.

The assumptions of the long-term model used in the impairment test calculation were assessed and approved by the Business’ Management, as well as the rates used.

(ii)	Impairment of other intangible assets and in progress

There were no indications of impairment of intangible assets for the year ended December 31, 2021 and 2020. Additionally, intangible assets stated as “in progress” were assessed for impairment by comparing its carrying amount with its recoverable amount and no adjustments were considered necessary.